Offerings	Feb. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. (5) An indeterminate number of shares of common stock may be issued from time to time upon exercise, conversion or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. (6) Debt securities may be issued by us and/or Blackstone Reg Finance Co. L.L.C. in the Registration Statement on Form S-3ASR to which this exhibit relates and may be issued without guarantees or may be guaranteed by us or one or more of the registrants (other than Blackstone Reg Finance Co. L.L.C.) under "Table of Additional Registrants."
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (6) Debt securities may be issued by us and/or Blackstone Reg Finance Co. L.L.C. in the Registration Statement on Form S-3ASR to which this exhibit relates and may be issued without guarantees or may be guaranteed by us or one or more of the registrants (other than Blackstone Reg Finance Co. L.L.C.) under "Table of Additional Registrants." (7) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in one or more offerings to be made hereunder. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock
Fee Rate	0.01381%
Offering: 10
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock
Fee Rate	0.01381%
Offering: 11
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 12
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 17
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	(1) Not specified pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the identified securities as may from time to time be issued at indeterminate prices. The securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (4) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. (5) An indeterminate number of shares of common stock may be issued from time to time upon exercise, conversion or exchange of other securities. (6) Debt securities may be issued by us and/or Blackstone Reg Finance Co. L.L.C. in the Registration Statement on Form S-3ASR to which this exhibit relates and may be issued without guarantees or may be guaranteed by us or one or more of the registrants (other than Blackstone Reg Finance Co. L.L.C.) under "Table of Additional Registrants." (7) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.